Segment Information_Operating Revenes From External Customers Foreachservice(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 10,192,182,000,000	₩ 7,444,942,000,000	₩ 7,381,949,000,000
Total
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	10,192,182,000,000	7,444,942,000,000	7,381,949,000,000
Banking service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	6,245,316,000,000	5,454,100,000,000	5,398,554,000,000
Securities
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,074,365,000,000	184,856,000,000	184,880,000,000
Non-life Insurance
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,121,108,000,000	0	0
Credit Card
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,276,803,000,000	1,269,573,000,000	1,310,628,000,000
Life Insurance
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	129,513,000,000	139,847,000,000	142,885,000,000
Others
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 345,077,000,000	₩ 396,566,000,000	₩ 345,002,000,000